Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments
Derivative Assets and Liabilities
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
Derivative Assets Derivative Liabilities
As at December 31 December 31 December 31 December 31
millions of dollars 2024 2023 2024 2023
Regulatory deferral:

Commodity swaps and forwards
$

25 $

16 $

44 $

76

FX forwards

27

3

3

3

52

19

47

79
HFT derivatives:

Power swaps and physical contracts

34

29

30

36

Natural gas swaps, futures, forwards, physical

contracts

236

319

660

531

270

348

690

567
Other derivatives:

Equity derivatives

-

4

2 -

FX forwards
-

18

34

7
-

22

36

7
Total

gross current derivatives

322

389

773

653
Impact of master netting agreements:

Regulatory deferral
(7) (3) (7) (3)

HFT derivatives
(148) (146) (148) (146)
Total

impact of master netting agreements
(155) (149) (155) (149)
Less: Derivatives classified as held for sale
(1)
(1) -

(1) -

Total derivatives $

166 $

240 $

617 $

504
Current
(2)

115

174

526

386
Long-term
(2)

51

66

91

118
Total derivatives $

166 $

240 $

617 $

504
(1) On August 5, 2024, Emera announced an

agreement to sell NMGC. As at December

31, 2024, NMGC's assets and liabilities
were classified as held for sale. For further details

on the pending transaction, refer to note 4.
(2) Derivative assets and liabilities are classified

as current or long-term based upon the maturities

of the underlying contracts.

Changes in Realized and Unrealized Gains (Losses) on Derivatives
Commodity Physical Commodity
swaps and FX natural gas swaps and FX
millions of dollars forwards forwards purchases forwards forwards
For the year ended December 31 2024 2023
Unrealized gain (loss) in regulatory assets $ (27) $

5 $ -

$ (109) $ (3)
Unrealized gain (loss) in regulatory liabilities

11

33 (3) (73) -

Realized gain in regulatory assets (8) -

-

(5) -

Realized loss in regulatory liabilities

4 -

-

2 -

Realized (gain) loss in inventory
(1)

11 (8) -

4 (10)
Realized (gain) loss in regulated fuel for generation
and purchased power
(2)

50 (6) (49) (9) (4)
Other -

-

-

(14) -

Total

change in derivative instruments
$

41 $

24 $ (52) $ (204) $ (17)
(1) Realized (gains) losses will be recognized in

fuel for generation and purchased power when

the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments

settled and consumed in the period and hedging relationships that have been
terminated or the hedged transaction is no longer

probable.
For the

Year ended December 31
millions of dollars 2024 2023
Power swaps and physical contracts in non-regulated operating revenues $

12 $ (6)
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues

195

1,043
Total

gains in net income
$

207 $

1,037
For the Year ended December 31
millions of dollars 2024 2023
FX Equity FX Equity
Forwards Derivatives Forwards Derivatives
Unrealized gain (loss) in OM&G $ -

$ (2) $ -

$

4
Unrealized gain (loss) in other income, net (44) -

28 -

Realized gain (loss) in OM&G -

16 -

(13)
Realized loss in other income, net (12) -

(11) -

Total

gains (losses) in net income
$ (56) $

14 $

17 $ (9)

Notional Volumes of Outstanding Derivatives
millions 2025 2026-2027
Physical natural gas purchases:
Natural gas (MMBtu)

6 -

Commodity swaps and forwards purchases:
Natural gas (MMBtu)

21

23
Power (MWh)

1 -

Coal (metric tonnes)

1 -

FX forwards:
FX contracts (millions of USD) $

208 $

69
Weighted average rate

1.3361

1.3296
% of USD requirements 50% 17%
2029 and
millions

2025 2026 2027 2028 thereafter
Natural gas purchases (Mmbtu)

262

111

43

30

73
Natural gas sales (Mmbtu)

299

69

16

8

4
Power purchases (MWh)

1 -

-

-

-

Power sales (MWh)

1 -

-

-

-

Summary of Concentration Risk
Concentration Risk
The Company's concentrations of risk consisted of the

following:
As at December 31, 2024 December 31, 2023
millions of
dollars
% of total
exposure
millions of
dollars
% of total
exposure
Receivables, net
Regulated utilities:
Residential $

376 22% $

476 31%
Commercial

184 11%

194 13%
Industrial

73 4%

84 5%
Other

105 6%

103 7%
Cash collateral

46 3% 94 6%

784 46%

951 62%
Trading group:
Credit rating of A- or above

88 5%

47 3%
Credit rating of BBB- to BBB+

42 2%

33 2%
Not rated

165 10%

108 7%

295 17%

188 12%
Other accounts receivable

331 20%

151 10%
Classification as assets held for sale

(1)

118 7% -

0%

1,528 90%

1,290 84%
Derivative Instruments (current and long-term)
Credit rating of A- or above

91 5%

138 9%
Credit rating of BBB- to BBB+

1 0%

7 1%
Not rated

74 5%

95 6%

166 10%

240 16%
$

1,694 100% $

1,530 100%
(1) On August 5, 2024, Emera announced the

sale of NMGC. As at December 31, 2024

NMGC's assets and liabilities were
classified as held for sale. For further details, refer

to note 4.

Cash Collateral Positions	As at December 31 December 31 millions of dollars 2024 2023 Cash collateral provided to others $ 198 $ 101 Cash collateral received from others $ 5 $ 22